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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Milbank Winthrop & Co.
Address: 654 Madison Avenue
         Suite 1550
         New York, New York 10021

Form 13F File Number: 28-4023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Bennett
Title:   Principal
Phone:   (212) 980-2500
Signature, Place, and Date of Signing:

     /s/ Janice Bennett      New York, New York        2/9/2000
    ____________________    _____________________      _________
         [Signature]           [City, State]             [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)




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[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     90

Form 13F Information Table Value Total:     $144,819,927



List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                   Form 13F INFORMATION TABLE

(ITEM 1)               (ITEM 2)  (ITEM 3)    (ITEM 4)   (ITEM 5)      (ITEM 6)           (ITEM 7)             (ITEM 8)

                         TITLE               FAIR                              SHARED
                          OF       CUSIP    MARKET      SHRS OR   SOLE  SHARED OTHER                  SOLE    SHARED      NONE
    NAME OF ISSUER       CLASS    NUMBER     VALUE      PRN AMT   (A)    (B)    (C)      MANAGERS     (A)       (B)        (C)
    --------------       -----     -----    -------     -------   ---   ------ -------   --------     ----    ------       ---

ABBOTT LABS             COMMON   2824100      221,506     6,100    X                                   6,100      0           0
ADC TELECOMMUNICATION   COMMON   886101     9,569,035   131,873    X           X                     122,873      0       9,000
AEGON N V - ORD AMER    COMMON   7924103      535,182     5,604    X     X                             5,052    552           0
AFLAC INC               COMMON   1055102    1,564,266    33,150    X                                  33,150      0           0
AMERICAN EXPRESS CO     COMMON   25816109   6,201,125    37,300    X           X                      34,300      0       3,000
AMERICAN INTL GROUP I   COMMON   26874107   3,132,381    28,970    X           X                      18,564      0      10,406
AMERICAN TOWER CORP C   COMMON   29912201   3,352,706   109,700    X           X                     100,700      0       9,000
ASSOCIATES FIRST CAP    COMMON   46008108   4,379,107   159,603    X                                 159,603      0           0
AT & T CORP.            COMMON   1957109    2,845,602    56,002    X     X     X                      50,802    700       4,500
ATLANTIC RICHFIELD CO   COMMON   48825103     257,078     2,972    X                                   2,972      0           0
AT&T CORP LIBERTY MED   COMMON   1957208    1,658,471    29,192    X     X                            28,292    900           0
BELLSOUTH CORP          COMMON   79860102   1,856,209    39,652    X                                  39,652      0           0
BERKSHIRE HATHAWAY IN   COMMON   84670108     561,000        10    X                                      10      0           0
BIOTECHNOLOGY INVESTM   COMMON   90995110     143,862    33,834    X                                  33,834      0           0
BP AMOCO ADS            COMMON   55622104   2,239,047    37,750    X           X                      22,658      0      15,092
BRIGGS & STRATTON COR   COMMON   109043109    664,414    12,390    X     X                            11,000  1,390           0
BRISTOL MYERS SQUIBB    COMMON   110122108  3,396,803    52,920    X     X     X                      40,120  1,200      11,600
CATERPILLAR INC         COMMON   149123101    230,418     4,896    X                                   4,896      0           0
CBS CORPORATION         COMMON   12490K107    453,381     7,091    X     X                             6,841    250           0
CHEMFAB CORP COM        COMMON   16361L102  1,559,219    99,790    X                                  99,790      0           0
CHEVRON CORP            COMMON   166751107    850,831     9,822    X           X                       5,622      0       4,200
CHUBB CORP              COMMON   171232101  2,331,338    41,400    X                                  41,400      0           0
CISCO SYS INC           COMMON   17275R102    694,813     6,486    X                                   6,486      0           0
COCA COLA CO            COMMON   191216100    789,695    13,557    X     X                            12,700    857           0
COLGATE PALMOLIVE CO    COMMON   194162103    780,000    12,000                X                           0      0      12,000
CORNING INC             COMMON   219350105  6,617,073    51,320    X                                  51,320      0           0
CROWN PACIFIC PTRS L.   COMMON   228439105  1,673,100    93,600    X           X                      86,100      0       7,500
C-NET INC DEL           COMMON   125945105  1,095,275    19,300    X     X                            18,600    700           0
DEERE & CO              COMMON   244199105    520,500    12,000    X                                  12,000      0           0
DISNEY WALT PRODTNS     COMMON   254687106    346,262    11,838                X                           0      0      11,838
DOCUNET INC. CDT-PFD    COMMON   25616A200     26,562    12,500    X                                  12,500      0           0
DOVER CORP              COMMON   260003108  2,577,300    56,800    X     X                            53,800  3,000           0
DU PONT E I DE NEMOUR   COMMON   263534109    365,013     5,541    X                                   5,541      0           0
E TOWN COM              COMMON   269242103    892,478    14,337    X                                  14,337      0           0
ELECTRONIC DATA SYSTE   COMMON   285661104    498,952     7,454    X                                   7,454      0           0
EXXON MOBIL CORPORATI   COMMON   30231G102  7,518,495    93,325    X           X                      87,325      0       6,000
FED HOME LN MTG CP-VT   COMMON   313400301  1,501,294    31,900    X           X                      17,000      0      14,900
FEDERAL NAT MORTGAGE    COMMON   313586109    980,269    15,700    X                                  15,700      0           0
FIRST UNION CORP        COMMON   337358105    536,881    16,300    X                                  16,300      0           0
GANNETT INC DEL         COMMON   364730101    228,375     2,800    X                                   2,800      0           0



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GEMSTAR INTERNATIONAL   COMMON   G3788V106    515,779     7,239    X                                   7,239      0           0
GENERAL ELECTRIC COMP   COMMON   369604103 10,047,918    64,930    X     X     X                      56,530  1,000       7,400
GILLETTE CO             COMMON   375766102    676,917    16,435    X           X                       2,235      0      14,200
GTE CORP                COMMON   362320103    707,389    10,025    X           X                       4,310      0       5,715
HEWLETT PACKARD CO      COMMON   428236103    315,656     2,775    X                                   2,775      0           0
INTEL CORP              COMMON   458140100    976,226    11,860    X     X                            11,360    500           0
INTERNATIONAL BUSINES   COMMON   459200101    662,245     6,139    X                                   6,139      0           0
INTERPUBLIC GROUP COS   COMMON   460690100    403,812     7,000    X                                   7,000      0           0
JEFFERSON PILOT CORP    COMMON   475070108    273,000     4,000    X                                   4,000      0           0
JOHNSON & JOHNSON       COMMON   478160104  2,088,800    22,400    X                                  22,400      0           0
LEHMAN BROS HLDGS INC   COMMON   524908100    370,931     4,380    X                                   4,380      0           0
MALLINCKRODT INC NEW    COMMON   561232109  1,883,300    59,200    X           X                      58,200      0       1,000
MCI WORLDCOM INC        COMMON   55268B106    660,151    12,441    X                                  12,441      0           0
MELLON FINL CORP        COMMON   58551A108    476,875    14,000    X           X                       8,000      0       6,000
MERCK & CO              COMMON   589331107  4,485,975    66,768    X           X                      59,568      0       7,200
MILLIPORE CORP          COMMON   601073109    463,500    12,000    X                                  12,000      0           0
MINNESOTA MNG & MFG C   COMMON   604059105  1,155,414    11,805    X           X                       7,725      0       4,080
MORGAN J.P. & CO INC    COMMON   616880100    533,471     4,213    X           X                       3,213      0       1,000
MOTOROLA INC            COMMON   620076109    898,372     6,101    X                                   6,101      0           0
NESTLE SA SPONSORED A   FOREIGN  641069406    220,200     2,400    X                                   2,400      0           0
NEWELL RUBBERMAID INC   COMMON   651229106  2,293,262    79,078    X     X     X                      70,500     78       8,500
NORTHERN TRUST CORP     COMMON   665859104    445,200     8,400    X                                   8,400      0           0
NUCOR CORP              COMMON   670346105    230,212     4,200    X                                   4,200      0           0
NUI CORP                COMMON   629430109    525,047    19,907    X                                  19,907      0           0
PEPSICO INC             COMMON   713448108    383,520    10,880    X           X                       2,880      0       8,000
PHILIP MORRIS COS INS   COMMON   718154107    215,326     9,362    X                                   9,362      0           0
PLUM CREEK TIMBER CO    COMMON   729251108  1,247,500    49,900    X                                  49,900      0           0
POTASH CORP SASK INC    COMMON   73755L107  2,182,894    45,300    X                                  45,300      0           0
PRISON RLTY CORP COM    COMMON   74264N105    506,493   100,048    X                                 100,048      0           0
PROCTER & GAMBLE CO     COMMON   742718109  5,081,837    46,383    X                                  46,383      0           0
PROVIDIAN FINL CORP     COMMON   74406A102    876,932     9,630    X     X                             9,000    630           0
QUALCOMM INC COM        COMMON   747525103  2,268,490    12,880    X                                  12,880      0           0
READERS DIGEST ASSN I   COMMON   755267101  1,719,900    58,800    X                                  58,800      0           0
REGIS CORP MINN         COMMON   758932107  5,040,002   267,020    X           X                     248,170      0      18,850
ROYAL DUTCH PETRO-NY    COMMON   780257804  1,828,624    30,194    X                                  30,194      0           0
SBC COMMUNICATIONS, I   COMMON   78387G103    452,888     9,290    X                                   9,290      0           0
SCHLUMBERGER            COMMON   806857108  1,349,582    24,046    X                                  24,046      0           0
SIGMA ALDRICH CORP      COMMON   826552101  1,521,163    50,600    X     X                            50,000    600           0
SPDR TR UNIT SER 1      COMMON   78462F103    418,594     2,850    X                                   2,850      0           0
TEXACO INC              COMMON   881694103    531,991     9,795    X                                   9,795      0           0
TIME WARNER INC         COMMON   887315109  3,396,229    46,966    X                                  46,966      0           0
TRICO MARINE SVCS INC   COMMON   896106101    113,706    16,100    X                                  16,100      0           0
TYCO INTL LTD NEW COM   COMMON   902124106    234,000     6,000    X                                   6,000      0           0
UNITED WTR RES INC      COMMON   913190104    693,152    20,275    X                                  20,275      0           0
US BANCORP              COMMON   902973106    242,887    10,200    X           X                       4,200      0       6,000
VIACOM INC CL B         COMMON   925524308  4,835,000    80,000    X     X                            79,600    400           0
VODAFONE GROUP PLC SP   COMMON   92857T107  1,866,645    37,710    X           X                      20,710      0      17,000
WARNER LAMBERT CO       COMMON   934488107    376,912     4,600    X                                   4,600      0           0
WELLS FARGO NEW         COMMON   949746101    309,751     7,660    X           X                       1,660      0       6,000
ZEMEX CDA CORP COM      COMMON   988910105    170,939    18,733    X                                  18,733      0           0
TOTAL                                     144,819,927 2,859,697                                    2,616,959 12,757     229,981

00146001.AN0